SEI INSTITUTIONAL MANAGED TRUST

High Yield Bond Fund

Supplement Dated April 27, 2009 to the
Class A Shares Prospectus Dated January 31, 2009

This Supplement provides new and additional information beyond that contained in the Class A Shares Prospectus, and should be read in conjunction with such Prospectus.

Change in Sub-Advisers for the High Yield Bond Fund

The Prospectus is hereby amended and supplemented to reflect the following changes in the portfolio management of the High Yield Bond Fund. In the sub-section entitled "High Yield Bond Fund," under the section entitled "Sub-Advisers and Portfolio Managers," the paragraph relating to Nomura Corporate Research and Asset Management Inc. is hereby deleted. In the same sub-section, the following paragraphs are hereby added in the appropriate alphabetical order thereof:

Brigade Capital Management, LLC: Brigade Capital Management, LLC (Brigade), located at 717 Fifth Avenue, Suite 1301, New York, New York 10022, serves as a Sub-Adviser to the High Yield Bond Fund. The portfolio manager of the High Yield Bond Fund's assets allocated to Brigade is Donald E. Morgan, III. Mr. Morgan is responsible for the day-to-day management and investment decisions made with respect to the High Yield Bond Fund. Mr. Morgan formed Brigade in 2006 and has served as the managing partner of Brigade since that date. Prior to forming Brigade, Mr. Morgan was the Head of the High Yield Division of MacKay Shields LLC from 2000-2006.

Guggenheim Investment Management, LLC: Guggenheim Investment Management, LLC (GIM), with its main office located at 135 East 57th Street, 6th Floor, New York, New York 10022, serves as a Sub-Adviser to the High Yield Bond Fund. Todd L. Boehly, a Managing Partner, and Patrick L. Mitchell, a Managing Director, manage the portion of the High Yield Bond Fund's assets allocated to GIM. Mr. Boehly joined GIM as a Managing Director in October of 2001 to manage the leveraged credit investing business. Mr. Boehly is a Managing Partner and a member of the firm's Management Committee and the GIM Credit Committee. Currently, Mr. Boehly is responsible for the firm's leverage credit investing and trading business and the middle market loan origination business. Prior to joining GIM, Mr. Boehly was a Vice President at Whitney & Co. Mr. Mitchell joined GIM in 2009 as Managing Director having more than 30 years of experience in portfolio management, commercial banking, research and investments. Previously, Mr. Mitchell was a Managing Director at Maple Stone Capital Management and Metropolitan West Financial, and managed portfolios for the California State Teachers' Retirement System (the last four years as the Chief Investment Officer), the nation's second-largest pension fund.

There are no other changes in the portfolio management of the High Yield Bond Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-557 (4/09)

SEI INSTITUTIONAL MANAGED TRUST

High Yield Bond Fund

Supplement Dated April 27, 2009 to the
Class I Shares Prospectus Dated January 31, 2009

This Supplement provides new and additional information beyond that contained in the Class I Shares Prospectus, and should be read in conjunction with such Prospectus.

Change in Sub-Advisers for the High Yield Bond Fund

The Prospectus is hereby amended and supplemented to reflect the following changes in the portfolio management of the High Yield Bond Fund. In the sub-section entitled "High Yield Bond Fund," under the section entitled "Sub-Advisers and Portfolio Managers," the paragraph relating to Nomura Corporate Research and Asset Management Inc. is hereby deleted. In the same sub-section, the following paragraphs are hereby added in the appropriate alphabetical order thereof:

Brigade Capital Management, LLC: Brigade Capital Management, LLC (Brigade), located at 717 Fifth Avenue, Suite 1301, New York, New York 10022, serves as a Sub-Adviser to the High Yield Bond Fund. The portfolio manager of the High Yield Bond Fund's assets allocated to Brigade is Donald E. Morgan, III. Mr. Morgan is responsible for the day-to-day management and investment decisions made with respect to the High Yield Bond Fund. Mr. Morgan formed Brigade in 2006 and has served as the managing partner of Brigade since that date. Prior to forming Brigade, Mr. Morgan was the Head of the High Yield Division of MacKay Shields LLC from 2000-2006.

Guggenheim Investment Management, LLC: Guggenheim Investment Management, LLC (GIM), with its main office located at 135 East 57th Street, 6th Floor, New York, New York 10022, serves as a Sub-Adviser to the High Yield Bond Fund. Todd L. Boehly, a Managing Partner, and Patrick L. Mitchell, a Managing Director, manage the portion of the High Yield Bond Fund's assets allocated to GIM. Mr. Boehly joined GIM as a Managing Director in October of 2001 to manage the leveraged credit investing business. Mr. Boehly is a Managing Partner and a member of the firm's Management Committee and the GIM Credit Committee. Currently, Mr. Boehly is responsible for the firm's leverage credit investing and trading business and the middle market loan origination business. Prior to joining GIM, Mr. Boehly was a Vice President at Whitney & Co. Mr. Mitchell joined GIM in 2009 as Managing Director having more than 30 years of experience in portfolio management, commercial banking, research and investments. Previously, Mr. Mitchell was a Managing Director at Maple Stone Capital Management and Metropolitan West Financial, and managed portfolios for the California State Teachers' Retirement System (the last four years as the Chief Investment Officer), the nation's second-largest pension fund.

There are no other changes in the portfolio management of the High Yield Bond Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-558 (4/09)

SEI INSTITUTIONAL MANAGED TRUST

High Yield Bond Fund

Supplement Dated April 27, 2009
to the Statement of Additional Information ("SAI") Dated January 31, 2009

This Supplement provides new and additional information beyond that contained in the SAI, and should be read in conjunction with such SAI.

Change in Sub-Advisers for the High Yield Bond Fund

The SAI is hereby amended and supplemented to reflect the following changes in the portfolio management of the High Yield Bond Fund. In the sub-section entitled "The Sub-Advisers" under the section entitled "The Adviser and Sub-Advisers," the paragraph relating to Nomura Corporate Research and Asset Management Inc. is hereby deleted. In the same sub-section, the following paragraphs are hereby added in the appropriate alphabetical order thereof:

BRIGADE CAPITAL MANAGEMENT, LLC—Brigade Capital Management, LLC ("Brigade") serves as a Sub-Adviser to a portion of the assets of the High Yield Bond Fund. Brigade, a Delaware limited liability company and an SEC registered investment adviser, is controlled by Donald E. Morgan III, the managing partner of Brigade.

GUGGENHEIM INVESTMENT MANAGEMENT, LLC—Guggenheim Investment Management, LLC ("GIM") serves as a Sub-Adviser to a portion of the assets of the High Yield Bond Fund. GIM, a Delaware limited liability company and an SEC registered investment adviser, is a wholly owned subsidiary of Guggenheim Investment Management Holdings, LLC, which, in turn, is directly owned by certain members of senior management and indirectly by Guggenheim Capital, LLC.

In addition, in the sub-section entitled "Portfolio Management" under the section entitled "The Adviser and Sub-Advisers," the text relating to Nomura Corporate Research and Asset Management Inc. is hereby deleted. In the same sub-section, the following text is hereby added in the appropriate alphabetical order thereof:

Brigade

Compensation. SIMC pays Brigade a fee based on the assets under management of the High Yield Bond Fund as set forth in an investment sub-advisory agreement between Brigade and SIMC. Brigade pays its investment professionals out of its total revenues, including the sub-advisory fees earned with respect to the High Yield Bond Fund. Brigade's compensation structure is designed to attract and retain high caliber investment professionals necessary to deliver high quality investment management services to its clients.

Brigade's compensation of Donald E. Morgan, III, the portfolio manager, includes a fixed monthly payment and incentive components. It is expected that Mr. Morgan will receive an incentive payment based on the revenues earned by Brigade from the High Yield Bond Fund and from any other client accounts. It is expected that the incentive compensation component with respect to all portfolios managed by Mr. Morgan can, and typically will represent a significant portion of Mr. Morgan's overall compensation, and can vary significantly from year to year.

Ownership of Fund Shares. As of April 1, 2009, Brigade's portfolio manager did not beneficially own any shares of the High Yield Bond Fund.

Other Accounts. As of April 1, 2009, in addition to the High Yield Bond Fund, Brigade's portfolio manager was responsible for the day-to-day management of certain Other Accounts, as follows:

	Registered Investment Companies			Other Pooled Investment Vehicles			Other Accounts
Portfolio Manager	Number of Accounts		Total Assets	Number of Accounts		Total Assets	Number of Accounts		Total Assets
Donald E. Morgan, III	2		$210,455,000	11		$2,645,562,000	1		$73,966,000
	0	*	$0	4	*	$2,495,096,000	0	*	$0

*  These accounts are subject to a performance-based advisory fee.

Conflicts of Interests. A conflict of interest may arise as a result of the portfolio manager being responsible for multiple accounts, including the High Yield Bond Fund, which may have different investment guidelines and objectives. In addition to the High Yield Bond Fund, these accounts may include accounts of registered investment companies, private pooled investment vehicles and other accounts.

In particular, this conflict of interest may arise as a result of Brigade's management of the High Yield Bond Fund and Other Accounts which, in theory, may allow them to allocate investment opportunities in a way that favors Other Accounts over the High Yield Bond Fund. This conflict of interest may be exacerbated to the extent that Brigade or the portfolio manager receive, or expect to receive, greater compensation from their management of the Other Accounts (some of which receive both a management and incentive fee) than the High Yield Bond Fund.

Brigade (or its members, employees and affiliates) may give advice or take action with respect to the Other Accounts that differs from the advice given with respect to the High Yield Bond Fund. To the extent a particular investment is suitable for both the High Yield Bond Fund and the Other Accounts, such investments will be allocated between the High Yield Bond Fund and the Other Accounts in a manner which Brigade determines is fair and equitable under the circumstances to all clients, including the High Yield Bond Fund.

To address and manage these potential conflicts of interest, Brigade has adopted compliance policies and procedures to allocate investment opportunities and to ensure that each of their clients is treated on a fair and equitable basis.

GIM

Compensation. SIMC pays GIM a fee based on the assets under management of the High Yield Bond Fund as set forth in an investment sub–advisory agreement between GIM and SIMC. GIM pays its investment professionals out of its total revenues and other sources, including the sub-advisory fees earned with respect to the High Yield Bond Fund. GIM portfolio managers' compensation consists of the following elements: (i) Base Salary: the portfolio managers are paid a fixed base salary by GIM, which is set at a level determined to be appropriate based upon the individual's experience and responsibilities; and (ii) Annual Bonus: the portfolio managers are paid a discretionary annual bonus by GIM, which is based on the overall performance and profitability of GIM, but not on performance of the High Yield Bond Fund or other accounts managed by the portfolio managers. The portfolio managers also participate in benefit plans (e.g., health, dental, life) and programs generally available to all employees of the GIM.

Ownership of Fund Shares. As of February 28, 2009, GIM's portfolio managers did not beneficially own any shares of the High Yield Bond Fund.

Other Accounts. As of February 28, 2009, in addition to the High Yield Bond Fund, the portfolio managers were responsible for the day-to-day management of certain Other Accounts, as follows:

	Registered Investment Companies			Other Pooled Investment Vehicles			Other Accounts
Portfolio Manager	Number of Accounts		Total Assets	Number of Accounts		Total Assets	Number of Accounts		Total Assets
Todd Boehly, Patrick Mitchell**	0		$0	16		$6,300,000,000	7		$8,491,200,000
	0	*	$0	16	*	$6,300,000,000	6	*	$8,460,000,000

*  These accounts are subject to a performance-based advisory fee.

**  Accounts are managed on a team basis. If a portfolio manager is a member of a team, any account managed by that team is included in the number of accounts and total assets for such portfolio manager (even if such portfolio manager is not primarily involved in the day-to-day management of the account).

Conflicts of Interests. Each portfolio manager's management of Other Accounts may give rise to potential conflicts of interest in connection with his management of the High Yield Bond Fund's investments, on the one hand, and the investments of the Other Accounts, on the other. The Other Accounts might have similar investment objectives as the High Yield Bond Fund or hold, purchase, or sell securities that are eligible to be held, purchased, or sold by the High Yield Bond Fund. While the portfolio managers'

management of the Other Accounts may give rise to the following potential conflicts of interest, GIM does not believe that the conflicts, if any, are material or, to the extent any such conflicts are material, GIM believes that it has designed policies and procedures that are reasonably designed to manage those conflicts in an appropriate way.

Knowledge of the Timing and Size of Fund Trades. A potential conflict of interest may arise as a result of the portfolio managers' day-to-day management of the High Yield Bond Fund. Because of their position with the High Yield Bond Fund, the portfolio managers know the size, timing, and possible market impact of High Yield Bond Fund trades. It is theoretically possible that the portfolio managers could use this information to the advantage of the Other Accounts and to the possible detriment of the High Yield Bond Fund. However, GIM has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

Investment Opportunities. A potential conflict of interest may arise as a result of the portfolio managers' management of the High Yield Bond Fund and the Other Accounts which, in theory, may allow them to allocate investment opportunities in a way that favors the Other Accounts over the High Yield Bond Fund. This conflict of interest may be exacerbated to the extent that GIM or the portfolio managers receive, or expect to receive, greater compensation from their management of the Other Accounts than the High Yield Bond Fund. Notwithstanding this theoretical conflict of interest, it is GIM's policy to manage each account based on its investment objectives and related restrictions and, as discussed above, GIM has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time and in a manner consistent with each account's investment objectives and related restrictions.

Brokerage. GIM determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain Other Accounts, GIM may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, trades for a fund in a particular security may be placed separately from, rather than aggregated with, such Other Accounts. Having separate transactions with respect to a security may temporarily affect the market price of the security for the execution of the transaction, or both, to the possible detriment of the High Yield Bond Fund or Other Account(s) involved.

GIM has adopted certain compliance procedures which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

There are no other changes in the portfolio management of the High Yield Bond Fund.

PLEASE RETAIN THIS SUPPLENT FOR FUTURE REFERENCE

SEI-F-559 (4/09)